Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2024	2023
Trade accounts payable	$61,691	$70,567
Accrued payroll	16,096	18,129
Taxes payable	6,146	4,302
Deferred revenue	4,190	2,376
	$88,123	$95,374